Goodwill, Intangible Assets And Deferred Costs (Schedule Of Intangible Assets, Goodwill And Deferred Costs) (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 26, 2015	Sep. 27, 2014	Sep. 28, 2013
Goodwill, Intangible Assets And Deferred Costs [Line Items]
Deferred financing fees - revolving line of credit	$ 4	$ 8
Deferred financing fees, accumulated amortization		(4)
Deferred financing fees, net	4	4
Goodwill	1,652	1,659	$ 1,634
Finite intangible assets, accumulated amortization	(853)	(766)
Intangible assets, net	693	792	856
Total goodwill, intangible assets and deferred costs	2,349	2,455
Customer Relationships
Goodwill, Intangible Assets And Deferred Costs [Line Items]
Finite intangible assets	1,159	1,167
Intangible assets, net	1,159	1,167	1,134
Trademarks
Goodwill, Intangible Assets And Deferred Costs [Line Items]
Finite intangible assets	74	75
Indefinite intangible assets	207	207
Intangible assets, net	281	282	283
Other Intangibles
Goodwill, Intangible Assets And Deferred Costs [Line Items]
Finite intangible assets	106	109
Intangible assets, net	$ 106	$ 109	$ 107
Minimum | Customer Relationships
Goodwill, Intangible Assets And Deferred Costs [Line Items]
Finite intangible assets, amortization period	11 years
Minimum | Trademarks
Goodwill, Intangible Assets And Deferred Costs [Line Items]
Finite intangible assets, amortization period	8 years
Minimum | Other Intangibles
Goodwill, Intangible Assets And Deferred Costs [Line Items]
Finite intangible assets, amortization period	10 years
Maximum | Customer Relationships
Goodwill, Intangible Assets And Deferred Costs [Line Items]
Finite intangible assets, amortization period	20 years
Maximum | Trademarks
Goodwill, Intangible Assets And Deferred Costs [Line Items]
Finite intangible assets, amortization period	15 years
Maximum | Other Intangibles
Goodwill, Intangible Assets And Deferred Costs [Line Items]
Finite intangible assets, amortization period	20 years